Non-Current Assets Held For Sale	12 Months Ended
Dec. 31, 2022
NON-CURRENT ASSETS HELD FOR SALE
Non-Current Assets Held For Sale

5.    NON-CURRENT ASSETS HELD FOR SALE

The composition and movements in non-current assets held for sale for the year ended December 31, 2022 is as follows:

ASSETS	01-01-2022	Reclassification to / from current and non-current assets	Impairment	Dispositions and changes in the scope of consolidation	Other movements	12-31-2022

Current assets
Cash and cash equivalents	-	119,634	-	(122,866)	3,232	-
Other current non-financial assets	-	633,263	-	(1,611,053)	977,790	-
Trade and other receivables, current	-	40,681,609	-	(55,141,056)	14,459,447	-
Inventories	-	3,022	-	(4,311)	1,289	-
Current tax assets	-	15,212,532	-	(42,905)	(15,169,627)	-
Total current assets	-	56,650,060	-	(56,922,191)	272,131	-

Non-current assets
Trade and other non-current receivables	-	535,508	-	(476,595)	(58,913)	-
Intangible assets other than goodwill	-	18,585,149	-	(19,296,314)	711,165	-
Goodwill	-	37,912,005	-	(37,912,005)	-	-
Property, plant, and equipment	-	338,640,267	(2,286,438)	(316,882,166)	9,129,970	28,601,633
Right-of-use assets	-	1,130,769	-	(1,164,229)	33,460	-
Total non-current assets	-	396,803,698	(2,286,438)	(375,731,309)	9,815,682	28,601,633

Total assets	-	453,453,758	(2,286,438)	(432,653,500)	10,087,813	28,601,633

Liabilities	01-01-2022	Reclassification to / from current and non-current assets	Impairment	Dispositions and changes in the scope of consolidation	Other movements	12-31-2022

Current liabilities
Other current financial liabilities	-	304,170	-	(199,032)	(105,138)	-
Trade and other payables, current	-	4,557,459	-	(5,058,696)	501,237	-
Current accounts payable to related parties	-	1,352,928	-	(1,222,022)	(130,906)	-
Other current provisions	-	35,777	-	-	(35,777)	-
Current tax liabilities		-	-	(10,494,732)	10,494,732	-
Other current non-financial liabilities	-	3,546,211	-	(2,617,809)	(928,402)	-
Total current liabilities	-	9,796,545	-	(19,592,291)	9,795,746	-

Non-current liabilities
Other non-current financial liabilities	-	1,001,937	-	(1,146,536)	144,599	-
Other long-term provisions	-	987,536	-	(1,487,899)	500,363	-
Deferred tax liabilities	-	16,522,780	-	(4,676,249)	(11,846,531)	-
Non-current provisions for employee benefits	-	1,440,044	-	(1,208,970)	(231,074)	-
Total non-current liabilities	-	19,952,297	-	(8,519,654)	(11,432,643)	-

Total liabilities	-	29,748,842	-	(28,111,945)	(1,636,897)	-

Net assets and liabilities value	-	423,704,916	(2,286,438)	(404,541,555)	11,724,710	28,601,633

5.1 Sale of Corporate Building

On November 4, 2022, our subsidiary Enel Generación Chile received a purchase offer for the Santa Rosa Complex, which is located in Santiago and comprises four properties:

-76 Santa Rosa Avenue, where the Company’s Headquarters are currently located.

-65 San Isidro.

-634 Marcoleta.

-638 Marcoleta.

Considering the progress of negotiations, as of the closing date of fiscal year 2022, the Company reclassified the Santa Rosa Complex assets as held for sale; measuring the former at the lower between their carrying value and their fair value, in conformity with the provisions of IFRS 5 "Non-Current Assets Held for Sale and Discontinued Operations" and the accounting criteria described in Note 3.k.

As of December 31, 2022, the carrying value of the Santa Rosa Complex assets amounts to ThCh$28,601,633. This includes the value of certain movable assets belonging to Enel Chile, Enel Generación Chile and Enel Distribución Chile, that should also be sold to the offeror. The above implied the recognition of an impairment loss for ThCh$2,286,438 in the consolidated financial statements of Enel Chile S.A. (see Note 31.b).

For additional information see Note 41.iv.

5.2 Enel Transmisión Sale

On July 28, 2022, the “Stock Purchase Agreement” was signed by Enel Chile, who agreed to sell to Sociedad Transmisora Metropolitana SpA., all shares it owned that wereissued by Enel Transmisión Chile S.A. (the “Sale”), equivalent to 99.09% of such company. Sociedad Transmisora Metropolitana SpA. is company wholly owned by Inversiones Grupo Saesa Limitada.

The execution of the Sale and subsequent transfer of shares owned by Enel Chile that were issued by Enel Transmisión Chile S.A. has been subject to certain regular conditions precedent applicable to these types of transactions, including the approval by the National Economic Attorney General's Office in accordance with D.L. 211 of 1973. According to Law No. 18,045 on the Securities Market, the Sale was carried out by the buyer making a Takeover Bid for all of the shares of Enel Transmisión Chile S.A.

The Sale price was US$1,345 million for 99.09% of the capital of Enel Transmisión Chile S.A. held by Enel Chile, which may vary upon the application of the purchase price adjustments stipulated in the Sale.

Enel Transmisión Chile S.A. operates and owns 683 kilometers of transmission lines, of which 183 kilometers correspond to the Domestic Transmission System, 499 kilometers to the Zone D Transmission System, 0.1 kilometers to the Zone C Transmission System, and 0.2 kilometers to a dedicated transmission line. It also operates 57 of its own substations and owns and operates assets installed in 3 substations owned by third parties.

Considering the sale process and the provisions of IFRS 5: “Non-Current Assets Held for Sale and Discontinued Operations”, and following the accounting criterion established in note 3.k, the assets and liabilities of the subsidiary Enel Transmisión Chile S.A. were classified as held for sale.

On December 9, 2022, the announcement of the successful results of the Takeover Bid for all the shares of Enel Transmisión Chile S.A was published. Consequently, after the related obligations were fulfilled, the change of control of Enel Transmisión Chile S.A was confirmed, and it ceased to be a subsidiary of Enel Chile S.A. and became controlled by Sociedad Transmisora Metropolitana SpA. The gain obtained from this sale amounted to ThCh$981,856,639 (see Note 33).